UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00524
BNY Mellon Investment Funds III
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
6/30/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon High Yield Fund
ITEM 1 - Reports to Stockholders
BNY Mellon High Yield Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Class A – DPLTX
This semi-annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$47	0.95%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$427	307	45.18%
Portfolio Holdings (as of 6/30/26 )
Sector Allocation (Based on Net Assets)

Communications
19.8%
Consumer, Non-cyclical
15.7%
Consumer, Cyclical
13.0%
Financial
12.3%
Energy
10.7%
Industrial
10.1%
Investment Companies
6.0%
Utilities
4.8%
Basic Materials
4.5%
Technology
2.4%
Asset Backed Securities
1.2%
Net Other Assets and Liabilities
-0.5%

Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
87.7%
Investment Companies
6.0%
Floating Rate Loan Interests
4.6%
Collateralized Loan Obligations
1.2%
Convertible Corporate Bonds and Notes
0.8%
Fixed Rate Loan Interests
0.1%
Equity Securities - Common Stocks
0.1%
Equity Securities - Preferred Stocks
0.1%
Forward Foreign Currency Exchange Contracts
0.0%*
Unfunded Floating Rate Loan Interests Commitments
0.0%*
Net Other Assets and Liabilities
-0.6%

* Amount represents less than .1%.

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended December 31, 2025 and December 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since January 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated May 1, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0029SA0626

BNY Mellon High Yield Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Class C – PTHIX
This semi-annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$85	1.70%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$427	307	45.18%
Portfolio Holdings (as of 6/30/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended December 31, 2025 and December 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since January 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated May 1, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0359SA0626

BNY Mellon High Yield Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Class I – DLHRX
This semi-annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$35	0.70%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$427	307	45.18%
Portfolio Holdings (as of 6/30/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended December 31, 2025 and December 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since January 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated May 1, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0759SA0626

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon High Yield Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2026

Class	Ticker
A	DPLTX
C	PTHIX
I	DLHRX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon High Yield Fund
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Collateralized Loan Obligations — 1.2%
Collateralized Loan Obligations Debt — 1.2%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)(b),(c)	8.34	4/20/2032	EUR	1,450,000	1,663,825
Diameter Capital 3 Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(c)	8.92	1/15/2038		800,000	801,073
St. Pauls CLO, Ser. 11A, Cl. E, (3 Month EURIBOR +6.00%)(b),(c)	8.24	1/17/2032	EUR	1,000,000	1,109,895
Trimaran Cavu Ltd. CLO, Ser. 2019-1A, Cl. ER, (3 Month TSFR +6.00%)(b),(c)	9.68	1/20/2037		1,400,000	1,380,730
Total Collateralized Loan Obligations (cost $5,035,293)					4,955,523
Convertible Corporate Bonds and Notes — .8%
Diversified Financials — .2%
Cleanspark, Inc., Sr. Unscd. Notes(b),(d)	0.00	2/15/2032		475,000	482,149
IREN Ltd., Sr. Unscd. Notes(b)	1.00	12/1/2033		307,000	267,243
					749,392
Energy — .2%
Crescent Energy Co., Sr. Unscd. Notes(b)	2.75	3/15/2031		558,000	550,188
Information Technology — .1%
Nebius Group NV, Sr. Unscd. Notes(b)	2.63	3/15/2033		294,000	520,696
Media — .2%
EchoStar Corp., Sr. Scd. Bonds(e)	3.88	11/30/2030		306,000	956,250
Real Estate — .1%
Compass, Inc., Gtd. Notes(b)	0.25	4/15/2031		416,000	452,566
Total Convertible Corporate Bonds and Notes (cost $2,992,236)					3,229,092
Corporate Bonds and Notes — 87.7%
Advertising — .9%
Neptune Bidco US, Inc., Sr. Scd. Notes(b)	9.29	4/15/2029		1,997,000	2,038,164
Neptune Bidco US, Inc., Sr. Scd. Notes(b)	9.50	2/15/2033		1,875,000	1,898,076
					3,936,240
Aerospace & Defense — 3.2%
AAR Escrow Issuer LLC, Gtd. Notes(b)	6.75	3/15/2029		2,146,000	2,194,216
Bombardier, Inc., Sr. Unscd. Notes(b)	6.75	6/15/2033		1,564,000	1,620,900
Goat Holdco LLC, Sr. Scd. Notes(b)	6.75	2/1/2032		3,253,000	3,336,430
TransDigm, Inc., Gtd. Notes(b)	6.13	7/31/2034		128,000	127,995
TransDigm, Inc., Gtd. Notes(b)	6.38	5/31/2033		1,625,000	1,641,548
TransDigm, Inc., Sr. Scd. Notes(b)	6.38	3/1/2029		2,205,000	2,241,451
TransDigm, Inc., Sr. Scd. Notes(b)	6.88	12/15/2030		2,064,000	2,122,566
TransDigm, Inc., Sr. Scd. Notes(b)	7.13	12/1/2031		467,000	484,144
					13,769,250
Airlines — 1.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(b)	5.75	4/20/2029		2,317,451	2,323,319
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(b)	9.88	9/20/2031		1,321,000	1,198,237
United Airlines Holdings, Inc., Gtd. Notes	4.88	3/1/2029		953,000	944,219
United Airlines Holdings, Inc., Gtd. Notes	5.38	3/1/2031		960,000	954,305
					5,420,080
Automobiles & Components — 2.0%
Clarios Global LP/Clarios US Finance Co., Gtd. Notes(b)	6.75	9/15/2032		2,161,000	2,208,380
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b)	6.75	5/15/2028		630,000	639,690

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 87.7% (continued)
Automobiles & Components — 2.0% (continued)
Forvia SE, Sr. Unscd. Notes(b),(f)	6.75	9/15/2033	1,768,000	1,768,359
Nissan Motor Co. Ltd., Sr. Unscd. Notes(b)	7.50	7/17/2030	1,766,000	1,821,666
Qnity Electronics, Inc., Gtd. Notes(b)	6.25	8/15/2033	669,000	681,501
Qnity Electronics, Inc., Sr. Scd. Notes(b)	5.75	8/15/2032	1,555,000	1,565,226
				8,684,822
Banks — .5%
Citigroup, Inc., Jr. Sub. Bonds(g)	6.63	2/15/2031	2,220,000	2,262,795
Building Materials — 2.0%
Builders FirstSource, Inc., Gtd. Notes(b)	4.25	2/1/2032	1,482,000	1,381,544
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(b)	6.63	12/15/2030	2,170,000	2,221,177
Quikrete Holdings, Inc., Sr. Scd. Notes(b)	6.38	3/1/2032	1,756,000	1,794,030
Quikrete Holdings, Inc., Sr. Unscd. Notes(b)	6.75	3/1/2033	1,096,000	1,117,792
Standard Building Solutions, Inc., Gtd. Notes(b)	5.88	3/15/2034	1,410,000	1,360,090
Standard Industries, Inc., Sr. Unscd. Notes(b)	4.75	1/15/2028	674,000	669,656
				8,544,289
Chemicals — 1.7%
Bond US Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, Sr. Scd. Bonds(b)	7.13	6/15/2033	1,702,000	1,719,576
Innophos Holdings, Inc., Bonds(b)	11.50	6/15/2029	775,000	713,632
Olympus Water US Holding Corp., Sr. Scd. Notes(b)	6.75	8/1/2032	577,000	564,190
Olympus Water US Holding Corp., Sr. Scd. Notes(b)	7.25	2/15/2033	1,118,000	1,106,510
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC, Sr. Scd. Notes(b)	6.13	7/15/2033	1,261,000	1,263,346
WR Grace Holdings LLC, Sr. Scd. Notes(b)	6.63	8/15/2032	931,000	903,673
WR Grace Holdings LLC, Sr. Scd. Notes(b)	7.00	8/1/2033	958,000	933,650
				7,204,577
Commercial & Professional Services — 4.4%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(b)	7.00	5/21/2030	1,328,000	1,375,953
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes(b)	6.88	6/15/2030	1,570,000	1,614,411
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Notes(b)	4.63	6/1/2028	880,000	867,786
APi Group DE, Inc., Gtd. Notes(b)	5.75	6/1/2034	1,925,000	1,907,943
Belron UK Finance PLC, Sr. Scd. Notes(b)	5.75	10/15/2029	1,777,000	1,786,368
Herc Holdings, Inc., Gtd. Notes(b),(f)	5.75	3/15/2031	1,886,000	1,885,087
Raven Acquisition Holdings LLC, Sr. Scd. Notes(b)	6.88	11/15/2031	1,787,000	1,747,821
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes(b),(f)	6.75	8/15/2032	653,000	654,705
The ADT Security Corp., Sr. Scd. Bonds(b)	5.88	10/15/2033	1,214,000	1,193,481
The ADT Security Corp., Sr. Scd. Notes(b),(f)	4.88	7/15/2032	1,035,000	978,746
United Rentals North America, Inc., Gtd. Notes	3.75	1/15/2032	1,031,000	956,561
United Rentals North America, Inc., Gtd. Notes	4.00	7/15/2030	904,000	864,949
Wand NewCo 3, Inc., Sr. Scd. Notes(b)	7.63	1/30/2032	2,676,000	2,769,261
				18,603,072
Consumer Discretionary — 6.1%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes(b)	7.88	4/30/2029	1,480,000	1,521,426
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(b)	4.63	8/1/2029	629,000	606,836
Carnival Corp. Ltd., Gtd. Notes(b)	5.75	8/1/2032	2,171,000	2,194,919
Carnival Corp. Ltd., Gtd. Notes(b),(f)	6.13	2/15/2033	2,202,000	2,229,734
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes(b)	8.00	2/1/2028	769,000	771,105
Hilton Domestic Operating Co., Inc., Gtd. Notes(b)	4.00	5/1/2031	1,650,000	1,560,116
Hilton Domestic Operating Co., Inc., Gtd. Notes(b)	5.50	3/31/2034	629,000	623,908
Installed Building Products, Inc., Gtd. Notes(b)	5.63	2/1/2034	1,573,000	1,565,287

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 87.7% (continued)
Consumer Discretionary — 6.1% (continued)
Light & Wonder International, Inc., Gtd. Notes(b)	6.25	10/1/2033	1,384,000	1,377,094
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Scd. Notes(b)	11.88	4/15/2031	1,100,000	1,192,478
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Sr. Scd. Notes(b)	8.25	4/15/2030	1,324,000	1,380,053
NCL Corp. Ltd., Sr. Unscd. Notes(b)	5.88	1/15/2031	946,000	918,824
NCL Corp. Ltd., Sr. Unscd. Notes(b)	6.75	2/1/2032	1,784,000	1,781,247
Pioneer Opco LLC, Sr. Scd. Notes(b)	7.00	5/15/2033	1,613,000	1,643,413
Resideo Funding, Inc., Gtd. Notes(b)	4.00	9/1/2029	553,000	530,667
Resideo Funding, Inc., Gtd. Notes(b)	6.50	7/15/2032	1,484,000	1,493,272
Station Casinos LLC, Gtd. Notes(b)	4.63	12/1/2031	1,200,000	1,140,081
Taylor Morrison Communities, Inc., Gtd. Notes(b)	5.75	11/15/2032	1,095,000	1,128,286
Veritiv Operating Co., Sr. Scd. Notes(b)	10.50	11/30/2030	1,068,000	1,093,615
Viking Cruises Ltd., Gtd. Notes(b)	5.88	10/15/2033	1,253,000	1,255,576
				26,007,937
Consumer Durables & Apparel — .5%
Beach Acquisition Bidco LLC, Sr. Unscd. Notes(b),(e)	10.00	7/15/2033	1,900,588	2,159,040
Diversified Financials — 4.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	9.75	1/15/2029	1,494,000	1,466,419
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b)	6.13	11/1/2032	870,000	870,586
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b)	7.13	4/30/2031	2,369,000	2,450,638
OneMain Finance Corp., Gtd. Notes	6.13	5/15/2030	660,000	660,481
OneMain Finance Corp., Gtd. Notes	7.88	3/15/2030	638,000	664,598
PennyMac Financial Services, Inc., Gtd. Notes(b)	6.75	2/15/2034	821,000	788,675
PennyMac Financial Services, Inc., Gtd. Notes(b)	7.13	11/15/2030	1,081,000	1,096,189
PHH Escrow Issuer LLC/PHH Corp., Gtd. Notes(b)	9.88	11/1/2029	462,000	452,586
Rocket Cos., Inc., Gtd. Notes(b)	6.13	8/1/2030	966,000	983,047
Rocket Cos., Inc., Gtd. Notes(b)	6.38	8/1/2033	1,110,000	1,130,218
Rocket Cos., Inc., Gtd. Notes(b)	6.50	6/15/2034	342,000	351,210
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(b),(f)	4.00	10/15/2033	1,068,000	961,831
UWM Holdings LLC, Gtd. Notes(b)	6.25	3/15/2031	846,000	754,635
UWM Holdings LLC, Gtd. Notes(b)	6.63	2/1/2030	1,429,000	1,332,721
VFH Parent LLC/Valor Co-Issuer, Inc., Sr. Scd. Bonds(b)	7.50	6/15/2031	3,265,000	3,416,744
				17,380,578
Electronic Components — .3%
WESCO Distribution, Inc., Gtd. Notes(b)	5.50	4/15/2034	1,295,000	1,284,293
Energy — 10.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(b)	5.75	7/1/2034	1,387,000	1,370,494
BKV Upstream Midstream LLC, Gtd. Notes(b)	7.50	10/15/2030	2,696,000	2,707,962
Comstock Resources, Inc., Gtd. Notes(b)	5.88	1/15/2030	1,501,000	1,416,632
Comstock Resources, Inc., Gtd. Notes(b)	6.75	3/1/2029	1,631,000	1,607,080
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(b)	5.50	6/15/2031	2,377,000	2,334,059
DBR Land Holdings LLC, Gtd. Notes(b)	6.25	12/1/2030	2,377,000	2,415,341
Energy Transfer LP, Jr. Sub. Notes, Ser. B(f),(g)	6.63	2/15/2028	2,506,000	2,527,524
Gulfport Energy Operating Corp., Gtd. Notes(b)	6.75	9/1/2029	2,929,000	2,990,983
Matador Resources Co., Gtd. Notes(b)	6.50	4/15/2032	1,449,000	1,457,680
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(b)	8.25	9/1/2031	1,376,000	1,364,912
Noble Finance II LLC, Gtd. Notes(b)	6.25	6/15/2034	966,000	947,357
Noble Finance II LLC, Gtd. Notes(b)	8.00	4/15/2030	1,528,000	1,583,959
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b)	7.88	10/15/2033	1,167,000	1,160,395

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 87.7% (continued)
Energy — 10.3% (continued)
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b),(f)	8.75	6/15/2031		1,383,000	1,425,230
Northriver Midstream Finance LP, Sr. Scd. Notes(b)	6.75	7/15/2032		1,573,000	1,593,888
Rockies Express Pipeline LLC, Sr. Unscd. Notes(b)	4.80	5/15/2030		1,865,000	1,829,949
SM Energy Co., Gtd. Notes(b)	6.75	8/1/2029		1,187,000	1,209,326
Sunoco LP, Gtd. Notes(b)	5.63	3/15/2031		1,820,000	1,807,462
Sunoco LP, Gtd. Notes(b)	5.63	7/15/2034		412,000	402,351
Sunoco LP, Jr. Sub. Notes(b),(g)	7.88	9/18/2030		2,167,000	2,254,941
TerraForm Power Operating LLC, Gtd. Notes(b)	4.75	1/15/2030		1,437,000	1,391,042
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(b)	5.50	10/15/2029		3,009,000	2,962,725
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)	4.13	8/15/2031		2,038,000	1,914,162
Venture Global LNG, Inc., Sr. Scd. Notes(b)	6.38	12/15/2034		1,074,000	1,056,120
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(b)	6.13	12/15/2030		660,000	675,601
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b)	6.50	1/15/2034		1,251,000	1,304,095
					43,711,270
Environmental Control — .9%
GFL Environmental Holdings US, Inc., Gtd. Notes(b)	5.50	2/1/2034		2,008,000	1,966,512
Waste Pro USA, Inc., Sr. Unscd. Notes(b)	7.00	2/1/2033		1,964,000	2,014,653
					3,981,165
Food Products — 2.6%
Fiesta Purchaser, Inc., Sr. Scd. Notes(b)	7.88	3/1/2031		1,008,000	1,017,466
Fiesta Purchaser, Inc., Sr. Unscd. Notes(b)	9.63	9/15/2032		1,625,000	1,595,834
Froneri Lux FinCo Sarl, Sr. Scd. Notes(b)	6.00	8/1/2032		2,140,000	2,099,955
Post Holdings, Inc., Gtd. Notes(b)	4.63	4/15/2030		2,176,000	2,103,453
Post Holdings, Inc., Gtd. Notes(b)	6.38	3/1/2033		851,000	844,877
Post Holdings, Inc., Gtd. Notes(b)	6.50	3/15/2036		1,579,000	1,562,347
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes(b)	4.63	3/1/2029		1,809,000	1,748,809
					10,972,741
Forest Products & Paper — .1%
Mercer International, Inc., Sr. Unscd. Notes(b)	12.88	10/1/2028		490,000	270,112
Health Care — 7.2%
1261229 BC Ltd., Sr. Scd. Notes(b)	10.00	4/15/2032		3,217,000	3,260,449
Bausch Health Americas, Inc., Gtd. Notes(b)	8.50	1/31/2027		644,000	643,308
Bausch Health Cos., Inc., Gtd. Notes(b)	5.00	1/30/2028		781,000	693,758
Bausch Health Cos., Inc., Sr. Scd. Notes(b)	11.00	9/30/2028		655,000	667,550
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)	5.25	5/15/2030		565,000	533,524
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b),(f)	9.75	1/15/2034		2,420,000	2,529,701
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)	10.88	1/15/2032		560,000	603,787
Cidron Aida Finco Sarl, Sr. Scd. Bonds(b)	7.00	10/27/2031	EUR	566,000	627,259
Genmab A/S Genmab Finance LLC, Sr. Scd. Notes(b)	6.25	12/15/2032		1,480,000	1,509,101
Global Medical Response, Inc., Sr. Scd. Notes(b)	7.38	10/1/2032		1,650,000	1,710,885
HomeVi SASU, Sr. Scd. Bonds(b)	6.63	10/31/2031	EUR	632,000	734,684
Insulet Corp., Sr. Unscd. Notes(b)	6.50	4/1/2033		1,184,000	1,201,833
IQVIA, Inc., Gtd. Notes(b)	6.25	6/1/2032		1,306,000	1,329,414
LifePoint Health, Inc., Sr. Scd. Notes(b)	7.00	5/1/2034		1,795,000	1,721,741
Option Care Health, Inc., Gtd. Notes(b)	4.38	10/31/2029		2,344,000	2,253,566
Radiology Partners, Inc., Sr. Scd. Notes(b),(f)	8.50	7/15/2032		1,598,000	1,669,669
Sotera Health Holdings LLC, Sr. Scd. Notes(b)	7.38	6/1/2031		2,471,000	2,565,173
Team Health Holdings, Inc., Sr. Scd. Notes(b)	8.38	6/30/2028		2,207,000	2,214,364
Tenet Healthcare Corp., Sr. Scd. Notes	4.25	6/1/2029		875,000	850,889

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 87.7% (continued)
Health Care — 7.2% (continued)
Tenet Healthcare Corp., Sr. Scd. Notes	6.13	6/15/2030	1,132,000	1,141,710
Tenet Healthcare Corp., Sr. Scd. Notes	6.75	5/15/2031	1,105,000	1,132,521
Tenet Healthcare Corp., Sr. Unscd. Notes(b),(f)	6.00	11/15/2033	1,090,000	1,100,315
				30,695,201
Industrial — 1.2%
Artera Services LLC, Sr. Scd. Notes(b),(f)	8.50	2/15/2031	935,000	841,661
Columbus McKinnon Corp., Sr. Scd. Notes(b),(f)	7.13	2/1/2033	2,157,000	2,163,318
Dycom Industries, Inc., Gtd. Notes(b)	4.50	4/15/2029	1,155,000	1,133,238
GrafTech Finance, Inc., Scd. Notes(b)	4.63	12/23/2029	692,000	443,248
GrafTech Global Enterprises, Inc., Scd. Notes(b)	9.88	12/23/2029	805,000	595,700
				5,177,165
Information Technology — 1.8%
AthenaHealth Group, Inc., Sr. Unscd. Notes(b)	6.50	2/15/2030	2,445,000	2,345,853
CoreWeave, Inc., Gtd. Notes(b),(f)	9.25	6/1/2030	1,584,000	1,595,453
CoreWeave, Inc., Gtd. Notes(b)	9.75	10/1/2031	709,000	707,939
Ellucian Holdings, Inc., Sr. Scd. Notes(b)	6.50	12/1/2029	1,100,000	1,066,068
UKG, Inc., Sr. Scd. Notes(b)	6.88	2/1/2031	2,203,000	2,141,600
				7,856,913
Insurance — 3.2%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes(b)	7.50	11/6/2030	660,000	626,423
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(b)	8.25	2/1/2029	1,341,000	1,263,259
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(b)	7.00	1/15/2031	1,300,000	1,321,805
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes(b)	7.38	10/1/2032	650,000	645,975
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Sr. Unscd. Notes(b)	7.88	11/1/2029	2,497,000	2,530,559
CRC Insurance Group LLC, Sr. Scd. Notes(b)	7.13	6/1/2031	1,994,000	1,988,828
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(b)	7.25	2/15/2031	1,308,000	1,268,013
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(b)	8.13	2/15/2032	2,362,000	2,119,182
USI, Inc., Sr. Unscd. Notes(b)	7.50	1/15/2032	1,872,000	1,891,982
				13,656,026
Internet Software & Services — .9%
Arches Buyer, Inc., Sr. Unscd. Notes(b)	6.13	12/1/2028	1,182,000	1,165,155
Rakuten Group, Inc., Sr. Unscd. Notes(b)	9.75	4/15/2029	1,147,000	1,247,334
Wayfair LLC, Sr. Scd. Notes(b)	6.75	11/15/2032	871,000	895,146
Wayfair LLC, Sr. Scd. Notes(b)	7.13	5/31/2034	352,000	362,164
				3,669,799
Materials — 1.0%
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(b)	6.88	1/15/2030	1,357,000	1,353,647
Graphic Packaging International LLC, Gtd. Notes(b),(f)	6.38	7/15/2032	1,567,000	1,582,960
TriMas Corp., Gtd. Notes(b)	4.13	4/15/2029	1,239,000	1,195,070
				4,131,677
Media — 6.6%
Block Communications, Inc., Sr. Scd. Notes(b)	10.25	3/1/2031	675,000	617,935
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	5.38	6/1/2029	2,885,000	2,823,812
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b)	5.00	2/1/2028	2,328,000	2,300,033
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes(f)	4.40	12/1/2061	1,070,000	691,395

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 87.7% (continued)
Media — 6.6% (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.13	7/1/2049		1,399,000	1,080,495
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes(f)	5.50	4/1/2063		1,770,000	1,358,374
Directv Financing LLC/Directv Financing Co-Obligor, Inc., Sr. Scd. Notes(b)	10.00	2/15/2031		1,656,000	1,719,516
Discovery Communications LLC, Gtd. Notes	4.13	5/15/2029		1,341,000	1,328,609
DISH DBS Corp., Gtd. Notes(h)	5.13	6/1/2029		1,568,000	1,412,399
DISH DBS Corp., Gtd. Notes(h)	7.38	7/1/2028		1,731,000	1,663,503
EchoStar Corp., Sr. Scd. Notes	10.75	11/30/2029		1,391,251	1,504,220
Gray Media, Inc., Scd. Notes(b)	9.63	7/15/2032		1,060,000	1,023,992
Gray Media, Inc., Sr. Scd. Notes(b)	7.25	8/15/2033		546,000	538,109
iHeartCommunications, Inc., Sr. Scd. Notes(b)	7.75	8/15/2030		706,000	659,217
Nexstar Media, Inc., Sr. Scd. Notes(b)	6.50	9/15/2033		1,149,000	1,149,692
Paramount Global, Gtd. Notes	4.20	6/1/2029		680,000	652,518
Paramount Global, Gtd. Notes	4.95	1/15/2031		1,890,000	1,757,397
Sinclair Television Group, Inc., Sr. Scd. Bonds(b)	8.13	2/15/2033		1,298,000	1,334,884
Sunrise FinCo I BV, Sr. Scd. Notes(b)	4.88	7/15/2031		1,430,000	1,353,037
The EW Scripps Company, Scd. Notes(b)	9.88	8/15/2030		1,361,000	1,192,377
Univision Communications, Inc., Sr. Scd. Notes(b)	4.50	5/1/2029		1,190,000	1,137,008
Univision Communications, Inc., Sr. Scd. Notes(b)	8.88	4/15/2033		696,000	685,632
					27,984,154
Metals & Mining — 2.6%
Arcosa, Inc., Gtd. Notes(b)	6.88	8/15/2032		1,240,000	1,294,501
Arsenal AIC Parent LLC, Sr. Scd. Notes(b)	8.00	10/1/2030		1,510,000	1,575,610
Celsa Opco SA, Sr. Scd. Bonds(b)	8.25	12/15/2030	EUR	778,000	948,403
Cleveland-Cliffs, Inc., Gtd. Notes(b)	6.88	11/1/2029		659,000	665,237
Cleveland-Cliffs, Inc., Gtd. Notes(b)	7.38	5/1/2033		710,000	710,152
Cleveland-Cliffs, Inc., Gtd. Notes(b)	7.50	9/15/2031		652,000	660,400
Fortescue Treasury Pty Ltd., Sr. Unscd. Notes(b),(f)	6.13	4/15/2032		1,523,000	1,566,807
Novelis Corp., Gtd. Notes(b)	4.75	1/30/2030		1,330,000	1,287,250
Novelis Corp., Gtd. Notes(b)	6.38	8/15/2033		912,000	919,222
Samarco Mineracao SA, Sr. Unscd. Notes(b),(e)	9.50	6/30/2031		1,260,732	1,268,159
Samarco Mineracao SA, Sr. Unscd. Notes(e)	9.50	6/30/2031		280,355	282,006
					11,177,747
Real Estate — 3.4%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Gtd. Notes(b)	5.25	4/15/2030		2,068,000	1,997,134
CoreLogic, Inc., Sr. Scd. Notes(b),(f)	4.50	5/1/2028		2,600,000	2,541,897
Emeria SASU, Sr. Scd. Bonds(b)	7.75	3/31/2028	EUR	650,000	631,467
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes(b)	4.88	5/15/2029		1,859,000	1,818,924
Rithm Capital Corp., Sr. Unscd. Notes(b)	8.00	4/1/2029		1,727,000	1,735,333
Rithm Capital Corp., Sr. Unscd. Notes(b)	8.50	6/1/2031		1,078,000	1,081,881
RLJ Lodging Trust LP, Sr. Scd. Notes(b)	4.00	9/15/2029		1,647,000	1,569,698
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)	7.25	4/1/2029		1,425,000	1,473,055
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes(b)	6.00	1/15/2030		1,793,000	1,752,991
					14,602,380
Retailing — 2.5%
1011778 BC ULC/New Red Finance, Inc., Scd. Notes(b)	4.00	10/15/2030		1,761,000	1,663,483
LBM Acquisition LLC, Gtd. Notes(b)	6.25	1/15/2029		734,000	534,125
PetSmart LLC/PetSmart Finance Corp., Gtd. Notes(b)	10.00	9/15/2033		1,443,000	1,446,322
PetSmart LLC/PetSmart Finance Corp., Sr. Scd. Notes(b)	7.50	9/15/2032		1,182,000	1,183,109

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 87.7% (continued)
Retailing — 2.5% (continued)
QXO Building Products, Inc., Gtd. Notes(b)	6.88	7/15/2034		693,000	711,833
QXO Building Products, Inc., Sr. Scd. Bonds(b)	6.75	4/30/2032		1,691,000	1,747,114
Staples, Inc., Sr. Scd. Notes(b)	10.75	9/1/2029		1,967,000	1,878,009
White Cap Supply Holdings LLC, Gtd. Notes(b)	7.38	11/15/2030		1,510,000	1,532,432
					10,696,427
Technology Hardware & Equipment — .3%
Virtusa Corp., Sr. Unscd. Notes(b)	7.13	12/15/2028		1,530,000	1,213,476
Telecommunication Services — 10.2%
Altice France Lux 3/Altice Holdings 1, Sr. Unscd. Notes(b)	10.00	1/15/2033		2,672,000	2,631,104
APLD ComputeCo 2 LLC, Sr. Scd. Notes(b)	6.75	3/15/2031		1,838,000	1,845,909
APLD ComputeCo LLC, Sr. Scd. Notes(b)	9.25	12/15/2030		1,483,000	1,600,683
Black Pearl Compute LLC, Sr. Scd. Notes(b)	6.13	2/15/2031		2,202,000	2,232,971
Cipher Compute LLC, Sr. Scd. Notes(b)	7.13	11/15/2030		1,512,000	1,573,648
Core Scientific Finance I LLC, Sr. Scd. Notes(b)	7.75	5/15/2031		917,000	930,572
ELK Grove Village Property LLC, Sr. Scd. Notes(b)	7.50	6/15/2031		2,617,000	2,636,658
Fibercop SpA, Sr. Scd. Notes(b)	7.72	6/4/2038		996,000	1,043,647
Iliad Holding SAS, Sr. Scd. Notes(b)	8.50	4/15/2031		1,185,000	1,256,130
Level 3 Financing, Inc., Gtd. Notes(b)	7.50	2/15/2037		489,675	503,033
Level 3 Financing, Inc., Gtd. Notes(b)	8.50	1/15/2036		2,354,803	2,530,540
Level 3 Financing, Inc., Sr. Scd. Bonds(b)	6.88	6/30/2033		1,720,000	1,768,255
Level 3 Financing, Inc., Sr. Scd. Notes(b)	7.00	3/31/2034		778,000	802,762
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P	7.60	9/15/2039		1,770,000	1,694,559
Lumen Technologies, Inc., Sr. Unscd. Notes(b)	5.38	6/15/2029		1,260,000	1,228,672
Meridian Arc Holdco LLC, Sr. Scd. Notes(b)	6.25	4/30/2031		2,855,000	2,863,265
PR RNO Property Owner 1 LLC, Sr. Scd. Notes(b)	6.50	5/1/2031		1,569,000	1,567,818
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, Sr. Scd. Bonds(b)	5.70	4/15/2036		1,850,000	1,759,640
SoftBank Group Corp., Sr. Unscd. Bonds	6.88	1/10/2031		900,000	892,023
Stingray Compute LLC, Sr. Scd. Notes(b)	6.00	6/15/2031		348,000	349,122
SV RNO Property Owner 1 LLC, Sr. Scd. Notes(b)	5.88	3/1/2031		3,141,000	3,097,712
TDC Brands A/S, Sr. Scd. Bonds(b)	8.00	4/30/2031	EUR	298,000	345,661
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(b)	6.50	2/15/2029		971,000	964,112
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(b)	8.25	10/1/2031		1,778,000	1,875,950
WULF Compute LLC, Sr. Scd. Notes(b)	7.75	10/15/2030		2,561,000	2,691,516
Yondr JK 1 LLC, Sr. Scd. Notes(b)	6.88	6/30/2031		1,187,000	1,190,865
Zayo Group Holdings, Inc., Sr. Scd. Notes(b),(e)	13.75	9/9/2030		1,768,600	1,749,110
					43,625,937
Transportation — 1.2%
Beacon Mobility Corp., Sr. Scd. Notes(b)	7.25	8/1/2030		1,896,000	1,974,955
PODS LLC, Sr. Scd. Notes(b)	8.75	5/15/2031		1,432,000	1,402,748
Stonepeak Nile Parent LLC, Sr. Scd. Notes(b)	7.25	3/15/2032		1,748,000	1,811,443
					5,189,146
Utilities — 4.7%
Alpha Generation LLC, Gtd. Notes(b)	6.25	1/15/2034		853,000	839,890
Alpha Generation LLC, Sr. Unscd. Notes(b)	6.75	10/15/2032		2,275,000	2,317,893
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(b)	6.38	2/15/2032		2,670,000	2,678,023
Clearway Energy Operating LLC, Gtd. Notes(b)	5.75	1/15/2034		1,362,000	1,336,323
ContourGlobal Power Holdings SA, Sr. Scd. Bonds(b)	6.75	2/28/2030		2,563,000	2,604,213

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 87.7% (continued)
Utilities — 4.7% (continued)
NRG Energy, Inc., Gtd. Notes(b)	3.88	2/15/2032	1,390,000	1,278,691
NRG Energy, Inc., Gtd. Notes(b)	6.25	11/1/2034	1,731,000	1,753,440
NRG Energy, Inc., Jr. Sub. Bonds(b),(g)	10.25	3/15/2028	995,000	1,076,548
NRG Energy, Inc., Sr. Unscd. Notes(b)	5.75	1/15/2034	1,365,000	1,355,058
PG&E Corp., Sr. Scd. Notes	5.25	7/1/2030	1,299,000	1,279,784
VoltaGrid LLC, Scd. Notes(b)	7.38	11/1/2030	1,435,000	1,490,471
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b)	7.75	4/15/2034	956,000	1,006,792
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b)	8.38	1/15/2031	1,154,000	1,231,359
				20,248,485
Total Corporate Bonds and Notes (cost $370,112,050)				374,116,794

Shares
Equity Securities - Common Stocks — .1%
Telecommunication Services — .1%
Altice LuxCo 3(i) (cost $364,322)	22,256	443,430

Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — .1%
Financial Services — .1%
Federal National Mortgage Association, Ser. S, 12/31/2030(g),(i) (cost $446,794)	0.00	33,000	360,030

Exchange-Traded Funds — .8%
Registered Investment Companies — .8%
iShares iBoxx $ High Yield Corporate Bond ETF(f)	22,137	1,770,296
State Street SPDR Bloomberg High Yield Bond ETF(f)	18,535	1,786,218
Total Exchange-Traded Funds (cost $3,436,485)		3,556,514

	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)
Fixed Rate Loan Interests — .1%
Information Technology — .1%
Cotiviti, Inc., Initial Fixed Rate Term Loan (cost $676,034)	7.63	5/1/2031	711,250	666,352
Floating Rate Loan Interests — 4.6%
Aerospace & Defense — .1%
Mahseer Holdings LLC, Initial Term Loan, (3 Month TSFR +3.25%)(c)	6.98	3/16/2033	406,897	409,696
Automobiles & Components — .2%
IXS Holdings, Inc., Initial Term Loan, (3 Month TSFR +5.50%)(c)	9.16	9/21/2029	737,550	733,733
Chemicals — .1%
Bond UK MidCo 3 Ltd, Term Loan B, (1 Month TSFR +3.50%)(c)	3.50	6/24/2033	308,684	310,035
Commercial & Professional Services — .6%
American Auto Auction Group LLC, 2025 Refinancing Term Loan, (3 Month TSFR +4.50%)(c)	8.23	5/28/2032	686,524	687,042
Catawba Nation Gaming Authority, Initial Term Loan B, (3 Month TSFR +4.75%)(c)	8.41	3/29/2032	1,090,000	1,091,847
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.15%)(c)	8.88	1/22/2029	837,723	690,602
				2,469,491

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 4.6% (continued)
Diversified Financials — .7%
Emma Buyer LLC, Delayed Term Loan, (1 Month TSFR +3.50%)(c)	3.50	6/16/2033		57,394	57,323
Emma Buyer LLC, Delayed Term Loan, (1 Month TSFR +3.50%)(c)	3.50	6/16/2033		28,697	28,661
Emma Buyer LLC, Term Loan, (1 Month TSFR +3.50%)(c)	3.50	6/16/2033		219,534	219,260
Jump Financial LLC, Term Loan B-1, (3 Month TSFR +3.50%)(c)	7.23	2/26/2032		1,052,597	1,053,913
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan, (1 Month TSFR +3.50%)(c)	7.14	7/31/2031		1,095,413	1,058,443
OID-OL Intermediate I LLC, Initial Second Out Term Loan, (3 Month TSFR +4.40%)(c)	8.06	2/1/2029		635,188	394,769
					2,812,369
Energy — .4%
Calcasieu Pass Funding LLC, Initial Term Loan, (6 Month TSFR +3.25%)(c)	6.95	4/11/2033		1,064,000	1,068,363
NGL Energy Operating LLC, Initial Term Loan, (1 Month TSFR +3.50%)(c)	7.13	3/11/2033		466,830	469,248
					1,537,611
Food Products — .1%
Max US Bidco, Inc., Initial Term Loan, (3 Month TSFR +5.00%)(c)	8.73	10/2/2030		485,299	444,233
Health Care — .9%
1261229 BC Ltd., Initial Term Loan, (1 Month TSFR +6.25%)(c)	9.89	10/8/2030		1,307,790	1,271,211
Gainwell Acquisition Corp., Term Loan B, (3 Month TSFR +4.10%)(c)	7.83	10/1/2027		1,392,632	1,374,068
WS Audiology A/S, Facility Term Loan B9, (3 Month TSFR +3.25%)(c)	6.92	2/28/2029		1,112,410	1,115,513
					3,760,792
Industrial — .2%
Optimus Bidco SA, Term Loan B, (3 Month EURIBOR +5.00%)(c)	7.29	1/2/2029	EUR	1,000,000	1,068,617
Internet Software & Services — .1%
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month TSFR +4.75%)(c)	8.37	3/15/2030		630,292	635,214
Materials — .1%
ProAmpac PG Borrower LLC, Initial First Lien Dollar Term Loan, (3 Month TSFR +4.00%)(c)	7.66	3/7/2033		680,000	669,800
Media — .5%
Numericable US LLC, New USD Term Loan B-14, (3 Month TSFR +6.88%)(c)	10.55	5/15/2031		1,405,187	1,437,507
The E.W. Scripps Co., Term Loan B-3, (1 Month TSFR +3.46%)(c)	7.10	11/30/2029		850,681	813,995
					2,251,502
Real Estate — .2%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)(c)	7.26	6/2/2028		696,345	689,381
Retailing — .2%
LBM Acquisition LLC, Incremental Term Loan B, (1 Month TSFR +3.85%)(c)	7.50	6/6/2031		935,228	786,929
Telecommunication Services — .2%
Zayo Group Holdings, Inc., Dollar Term Loan, (1 Month TSFR +3.11%)(c),(e)	6.76	3/11/2030		1,095,033	1,096,128
Total Floating Rate Loan Interests (cost $20,020,997)					19,675,531

	1-Day Yield (%)	Shares
Investment Companies — 4.0%
Registered Investment Companies — 4.0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(j) (cost $16,781,354)	3.70	16,781,354	16,781,354

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — 1.2%
Registered Investment Companies — 1.2%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(j) (cost $5,185,225)	3.70	5,185,225	5,185,225
Total Investments (cost $425,050,790)		100.6%	428,969,845
Liabilities, Less Cash and Receivables(k)		(.6%)	(2,439,518)
Net Assets		100.0%	426,530,327

CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to $351,320,906 or 82.4% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Payment-in-kind security and interest may be paid in additional par.
(f)
Security, or portion thereof, on loan. At June 30, 2026, the value of the fund’s securities on loan was $21,863,434 and the value of the collateral was
$23,076,608, consisting of cash collateral of $5,185,225 and U.S. Government & Agency securities valued at $17,891,383.  In addition, the value of collateral may include pending sales that are also on loan.

(g)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at June 30,
2026 was $3,075,902, which represented .7% of net assets.

(i)	Non-income producing security.
(j)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(k)	Includes net unrealized appreciation/(depreciation) and/or market value of the unfunded floating rate loan interests which are excluded from the Schedule of Investments as shown in the table below:

Unfunded Loan Commitments
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Market Value ($)	Unrealized Appreciation($)
Floating Rate Loan Interests — .0%
Aerospace & Defense — .0%
Mahseer Holdings LLC, Delayed Draw Term Loan, (1 Month TSFR +3.25%)(a) (cost $65,103)	3.25	3/16/2033	65,103	65,551	448
Gross Unrealized Appreciation					448

TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

Affiliated Issuers
Description	Value ($) 12/31/2025	Purchases ($)	Sales ($)	Value ($) 6/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - 4.0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 4.0%	8,945,404	123,365,746	(115,529,796)	16,781,354	276,193
Investment of Cash Collateral for Securities Loaned - 1.2%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.2%	16,014,133	62,935,910	(73,764,818)	5,185,225	81,191†
Total - 5.2%	24,959,537	186,301,656	(189,294,614)	21,966,579	357,384

†
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Citigroup Global Markets, Inc.
United States Dollar	12,546,642	Euro	10,805,000	7/22/2026	189,525
Gross Unrealized Appreciation					189,525
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $21,863,434)—Note 1(c):
Unaffiliated issuers	403,084,211	407,003,266
Affiliated issuers	21,966,579	21,966,579
Cash denominated in foreign currency	3,642,732	3,637,542
Dividends, interest and securities lending income receivable		7,125,546
Receivable for investment securities sold		5,256,667
Receivable for shares of Beneficial Interest subscribed		332,242
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		189,525
Unrealized appreciation on unfunded loan commitments—Note 4		448
Prepaid expenses		66
		445,511,881
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		262,773
Cash overdraft due to Custodian		2,620,624
Payable for investment securities purchased		10,296,123
Liability for securities on loan—Note 1(c)		5,185,225
Payable for shares of Beneficial Interest redeemed		612,728
Trustees’ fees and expenses payable		4,081
		18,981,554
Net Assets ($)		426,530,327
Composition of Net Assets ($):
Paid-in capital		684,773,167
Total distributable earnings (loss)		(258,242,840)
Net Assets ($)		426,530,327

Net Asset Value Per Share	Class A	Class C	Class I
Net Assets ($)	80,785,019	1,930,923	343,814,385
Shares Outstanding	15,071,987	359,988	64,076,110
Net Asset Value Per Share ($)	5.36	5.36	5.37
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2026 (Unaudited)

Investment Income ($):
Income:
Interest	15,121,437
Dividends:
Unaffiliated issuers	142,217
Affiliated issuers	276,193
Affiliated income net of rebates from securities lending—Note 1(c)	81,191
Total Income	15,621,038
Expenses:
Management fee—Note 3(a)	1,551,019
Distribution plan/Service plan fees—Note 3(b)	113,939
Trustees’ fees—Notes 3(a) and 3(d)	25,500
Loan commitment fees—Note 2	6,157
Total Expenses	1,696,615
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(25,500)
Net Expenses	1,671,115
Net Investment Income	13,949,923
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,334,081
Net realized gain (loss) on forward foreign currency exchange contracts	337,432
Net Realized Gain (Loss)	1,671,513
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(8,169,598)
Net change in unrealized appreciation (depreciation) on unfunded loan commitments	448
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	333,041
Net Change in Unrealized Appreciation (Depreciation)	(7,836,109)
Net Realized and Unrealized Gain (Loss) on Investments	(6,164,596)
Net Increase in Net Assets Resulting from Operations	7,785,327
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Operations ($):
Net investment income	13,949,923	35,131,079
Net realized gain (loss) on investments	1,671,513	444,328
Net change in unrealized appreciation (depreciation) on investments	(7,836,109)	3,740,833
Net Increase (Decrease) in Net Assets Resulting from Operations	7,785,327	39,316,240
Distributions ($):
Distributions to shareholders:
Class A	(2,629,208)	(5,934,678)
Class C	(56,097)	(135,849)
Class I	(11,778,189)	(29,479,618)
Total Distributions	(14,463,494)	(35,550,145)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	21,804,449	27,555,671
Class C	231,757	391,725
Class I	19,699,203	119,857,195
Distributions reinvested:
Class A	2,161,718	4,882,100
Class C	55,707	135,725
Class I	2,979,309	9,068,714
Cost of shares redeemed:
Class A	(27,377,185)	(37,679,360)
Class C	(477,282)	(687,692)
Class I	(46,382,341)	(220,470,556)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(27,304,665)	(96,946,478)
Total Increase (Decrease) in Net Assets	(33,982,832)	(93,180,383)
Net Assets ($):
Beginning of Period	460,513,159	553,693,542
End of Period	426,530,327	460,513,159

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Capital Share Transactions (Shares):
Class A(a)
Shares sold	4,051,965	5,112,023
Shares issued for distributions reinvested	402,033	901,749
Shares redeemed	(5,100,472)	(6,976,710)
Net Increase (Decrease) in Shares Outstanding	(646,474)	(962,938)
Class C(a)
Shares sold	43,176	73,159
Shares issued for distributions reinvested	10,351	25,048
Shares redeemed	(88,461)	(126,697)
Net Increase (Decrease) in Shares Outstanding	(34,934)	(28,490)
Class I
Shares sold	3,653,446	22,192,737
Shares issued for distributions reinvested	553,221	1,674,714
Shares redeemed	(8,613,904)	(41,090,748)
Net Increase (Decrease) in Shares Outstanding	(4,407,237)	(17,223,297)

(a)
During the period ended June 30, 2026, 1,917 Class C shares representing $10,352 were automatically converted to 1,918 Class A shares and during the period ended December 31, 2025, 30,451 Class C shares representing $165,978 were automatically converted to 30,511 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	5.44	5.38	5.36	5.12	6.11	6.15
Investment Operations:
Net investment income(a)	.16	.36	.37	.35	.28	.27
Net realized and unrealized gain (loss) on investments	(.07 )	.06	.03	.25	(.99 )	(.01 )
Total from Investment Operations	.09	.42	.40	.60	(.71 )	.26
Distributions:
Dividends from net investment income	(.17 )	(.36 )	(.38 )	(.36 )	(.28 )	(.29 )
Dividends from net realized gain on investments	-	-	-	-	-	(.01 )
Total Distributions	(.17 )	(.36 )	(.38 )	(.36 )	(.28 )	(.30 )
Net asset value, end of period	5.36	5.44	5.38	5.36	5.12	6.11
Total Return (%)(b)	1.65 (c)	8.11	7.71	12.26	(11.76)	4.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(d)	.96 (e)	.97	.96	.97	.96	.96
Ratio of net expenses to average net assets(d),(f)	.95 (e)	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets(d),(f)	6.10 (e)	6.64	6.96	6.81	5.14	4.42
Portfolio Turnover Rate	45.18 (c)	105.22	114.37	128.77	90.51	101.26
Net Assets, end of period ($ x 1,000)	80,785	85,488	89,760	102,274	98,815	116,626

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Amount inclusive of Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	5.44	5.38	5.36	5.12	6.11	6.15
Investment Operations:
Net investment income(a)	.14	.32	.33	.31	.24	.22
Net realized and unrealized gain (loss) on investments	(.07 )	.06	.03	.26	(.99 )	(.01 )
Total from Investment Operations	.07	.38	.36	.57	(.75 )	.21
Distributions:
Dividends from net investment income	(.15 )	(.32 )	(.34 )	(.33 )	(.24 )	(.24 )
Dividends from net realized gain on investments	-	-	-	-	-	(.01 )
Total Distributions	(.15 )	(.32 )	(.34 )	(.33 )	(.24 )	(.25 )
Net asset value, end of period	5.36	5.44	5.38	5.36	5.12	6.11
Total Return (%)(b)	1.28 (c)	7.31	6.91	11.43	(12.42)	3.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(d)	1.71 (e)	1.71	1.71	1.72	1.71	1.71
Ratio of net expenses to average net assets(d),(f)	1.70 (e)	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income to average net assets(d),(f)	5.35 (e)	5.89	6.21	6.09	4.38	3.71
Portfolio Turnover Rate	45.18 (c)	105.22	114.37	128.77	90.51	101.26
Net Assets, end of period ($ x 1,000)	1,931	2,149	2,280	2,511	2,646	3,935

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Amount inclusive of Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	5.44	5.39	5.36	5.13	6.12	6.15
Investment Operations:
Net investment income(a)	.17	.37	.39	.37	.30	.29
Net realized and unrealized gain (loss) on investments	(.07 )	.06	.03	.24	(1.00)	(.01 )
Total from Investment Operations	.10	.43	.42	.61	(.70 )	.28
Distributions:
Dividends from net investment income	(.17 )	(.38 )	(.39 )	(.38 )	(.29 )	(.30 )
Dividends from net realized gain on investments	-	-	-	-	-	(.01 )
Total Distributions	(.17 )	(.38 )	(.39 )	(.38 )	(.29 )	(.31 )
Net asset value, end of period	5.37	5.44	5.39	5.36	5.13	6.12
Total Return (%)	1.96 (b)	8.18	8.18	12.32	(11.51)	4.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.71 (d)	.71	.71	.72	.71	.71
Ratio of net expenses to average net assets(c),(e)	.70 (d)	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets(c),(e)	6.35 (d)	6.90	7.20	7.09	5.40	4.67
Portfolio Turnover Rate	45.18 (b)	105.22	114.37	128.77	90.51	101.26
Net Assets, end of period ($ x 1,000)	343,814	372,876	461,653	489,677	504,963	961,674

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon High Yield Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. BSP NY LLC, formerly Alcentra NY, LLC (“BSP” or the “Sub-Adviser”), a subsidiary of Franklin Resources, Inc., serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I.  Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or services plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Trust’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Equity investments, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	4,955,523	—	4,955,523
Convertible Corporate Bonds and Notes	—	3,229,092	—	3,229,092
Corporate Bonds and Notes	—	374,116,794	—	374,116,794
Equity Securities - Common Stocks	—	443,430	—	443,430
Equity Securities - Preferred Stocks	360,030	—	—	360,030
Exchange-Traded Funds	3,556,514	—	—	3,556,514
Fixed Rate Loan Interests	—	666,352	—	666,352
Floating Rate Loan Interests	—	19,675,531	—	19,675,531
Investment Companies	21,966,579	—	—	21,966,579
	25,883,123	403,086,722	—	428,969,845
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	189,525	—	189,525
Unfunded Floating Rate Loan Interests Commitments††	—	448	—	448
	—	189,973	—	189,973

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
an overnight and continuous basis. During the period ended June 30, 2026, BNY earned $11,049 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	21,863,434
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(21,863,434)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company infor

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
mation, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.
High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.
Floating Rate Loan Risk: Unlike publicly-traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the fund’s ability to pay redemption proceeds within the allowable time periods. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. Newly originated loans (including restructured or reissued loans) may possess lower levels of credit document protection than historically has been the case. Accordingly, in the event of a default, the fund could potentially experience lower levels of recovery than has historically been the norm.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
As of and during the period ended June 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $262,902,660 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2025. The fund has $87,513,416 of short-term capital losses and $175,389,244 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2025 was as follows: ordinary income $35,550,145. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at an annual rate of .70% of the value of the fund’s average daily net assets. The Adviser has agreed in its investment management agreement with the fund to pay all of the fund’s expenses, except management fees, interest expenses, brokerage commissions and commitment fees on borrowings, if any, fees pursuant to any distribution or shareholder services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interest board members. These provisions in the investment management agreement may not be amended without the approval of the fund’s shareholders. During the period ended June 30, 2026, Trustees’ fees reimbursed by the Adviser amounted to $25,500.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .27% of the value of the fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
During the period ended June 30, 2026, the Distributor retained $38 from commissions earned on sales of the fund’s Class A shares and $10 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the distribution plans adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plans”), Class A shares pay annually up to ..25% of the value of its average daily net assets to compensate the Distributor and its affiliates for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. The Distributor may compensate service agents in respect of distribution related services with regard to the fund and/or shareholder services to the service agents’ clients that hold Class A shares. Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets of Class C shares. The Distributor may pay one or more service agents for distribution related services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at an annual rate of .25% of the value of the average daily net assets of Class C shares. Services include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and providing services related to the maintenance of shareholder accounts. The Distributor may make payments to certain service agents in respect of these services. During the period ended June 30, 2026, Class A and Class C shares were charged $103,883 and $7,542, respectively, pursuant to their Distribution Plans. During the period ended June 30, 2026, Class C shares were charged $2,514 pursuant to the Service Plan.
(c) The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of:  management fee of $248,635, Distribution Plans fees of $18,232, Services Plan fees of $406, which are offset against an expense reimbursement currently in effect in the amount of $4,500.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended June 30, 2026, amounted to $192,785,585 and $227,391,236, respectively.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2026, the fund had unfunded commitments of $65,103 and had sufficient cash and/or securities to cover these commitments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended June 30, 2026 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2026 are set forth in the Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of June 30, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Foreign Exchange Risk	189,525 (1)	Foreign Exchange Risk	-
Gross fair value of derivative contracts	189,525		-

Statement of Assets and Liabilities location:
(1)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(1)	Total
Foreign Exchange	337,432	337,432
Total	337,432	337,432

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(2)	Total
Foreign Exchange	333,041	333,041
Total	333,041	333,041

Statement of Operations location:
(1)	Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At June 30, 2026, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	189,525	-
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	189,525	-
Derivatives not subject to Master Agreements	-	-
Total gross amount of assets and liabilities subject to Master Agreements	189,525	-

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2026:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	Net Amount of Assets ($)
Citigroup Global Markets, Inc.	189,525	-	-	189,525

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended June 30, 2026:
Average Market Value ($)
Forward Contracts:
Forward Contracts Purchased in USD	322,919
Forward Contracts Sold in USD	11,890,587
At June 30, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $4,109,028, consisting of $8,174,304 gross unrealized appreciation and $4,065,276 gross unrealized depreciation.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund is a series of BNY Mellon Investment Funds III (the “Trust”). KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Fund until its dismissal on January 1, 2026.
During each of the two fiscal years ended December 31, 2025 and December 31, 2024, and the subsequent interim period through January 1, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
The audit reports of KPMG on the financial statements of the Fund as of and for the fiscal years ended December 31, 2025 and December 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 19, 2025, the Audit Committee and Board of the Trust approved the appointment of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm effective January 1, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. Accordingly, a change in the Fund’s independent registered public accounting firm was deemed to occur as of January 1, 2026.

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Trustees’ and Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 3-4, 2026, the Board considered the renewal of the fund’s Investment Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Investment Management Agreement, the “Agreements”), pursuant to which BSP NY LLC (formerly, Alcentra NY, LLC) (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional high yield funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional high yield funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional high yield funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was slightly below or at the Performance Group median for all periods, and was above or at the Performance Universe medians for all periods, except for the and Performance Universe medians for all periods, except for the one- and ten-year periods when the fund’s total return performance was below the Performance Universe median. The Board also considered that the fund’s yield performance was above the Performance Group and Performance Universe medians for each of the ten one-year periods ended December 31st. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and were approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-0029NCSRSA0626

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a- 2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5)(i) Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds III

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 18, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 18, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(a)(5)(i) Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)